SCHEDULE OF INVESTMENTS

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.8%
AT&T, Inc.	187	$7,288

Total Communication Services - 1.8%		7,288

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corp.	76	7,535

Distributors – 1.7%
Genuine Parts Co.	66	7,011

General Merchandise Stores – 1.9%
Target Corp.	62	7,986

Home Furnishings – 1.9%
Leggett & Platt, Inc.	155	7,886

Home Improvement Retail – 1.8%
Lowe’s Co., Inc.	62	7,417

Restaurants – 1.7%
McDonalds Corp.	35	6,923

Total Consumer Discretionary - 10.8%		44,758

Consumer Staples

Agricultural Products – 1.9%
Archer Daniels Midland Co.	169	7,851

Distillers & Vintners – 1.7%
Brown-Forman Corp., Class B	105	7,099

Drug Retail – 1.8%
Walgreen Co.	126	7,436

Food Distributors – 3.6%
McCormick & Co., Inc.(A)	43	7,285
Sysco Corp.	87	7,440
		14,725
Household Products – 5.0%
Clorox Co. (The)	46	6,994
Colgate-Palmolive Co.	100	6,917
Procter & Gamble Co. (The)	55	6,873
		20,784
Hypermarkets & Super Centers – 1.7%
Wal-Mart Stores, Inc.	58	6,852

Packaged Foods & Meats – 1.9%
Hormel Foods Corp.	168	7,579

Personal Products – 1.7%
Kimberly-Clark Corp.	51	6,987

Soft Drinks – 3.3%
Coca-Cola Co. (The)	126	6,959
PepsiCo, Inc.	50	6,806
		13,765
Total Consumer Staples - 22.6%		93,078

Energy

Integrated Oil & Gas – 1.7%
Chevron Corp.	58	7,038

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	99	6,936

Total Energy - 3.4%		13,974

Financials

Asset Management & Custody Banks – 3.3%
Franklin Resources, Inc.	244	6,340
T. Rowe Price Group, Inc.	61	7,381
		13,721

Financial Exchanges & Data – 1.8%
S&P Global, Inc.	28	7,549

Life & Health Insurance – 1.7%
Aflac, Inc.	131	6,911

Property & Casualty Insurance – 3.2%
Chubb Ltd.	45	7,073
Cincinnati Financial Corp.	60	6,265
		13,338

Regional Banks – 1.7%
People’s United Financial, Inc.	409	6,904

Total Financials - 11.7%		48,423

Health Care

Health Care Equipment – 3.6%
Becton Dickinson & Co.	28	7,596
Medtronic plc	65	7,399
		14,995

Health Care Services – 1.7%
Cardinal Health, Inc.	138	6,990

Health Care Supplies – 1.8%
Abbott Laboratories	84	7,331

Pharmaceuticals – 3.8%
AbbVie, Inc.	89	7,917
Johnson & Johnson	54	7,856
		15,773
Total Health Care - 10.9%		45,089

Industrials

Aerospace & Defense – 3.4%
General Dynamics Corp.	39	6,933
United Technologies Corp.	48	7,170
		14,103

Building Products – 1.6%
A. O. Smith Corp.	135	6,425

Construction Machinery & Heavy Trucks – 1.8%
Caterpillar, Inc.	51	7,577

Diversified Support Services – 1.7%
Cintas Corp.	25	6,785

Electrical Components & Equipment – 3.6%
Emerson Electric Co.	98	7,494
Roper Industries, Inc.	21	7,319
		14,813

Industrial Conglomerates – 1.8%
3M Co.	42	7,483

Industrial Machinery – 7.4%
Dover Corp.	67	7,676
Illinois Tool Works, Inc.	43	7,703
Pentair, Inc.	165	7,572
Stanley Black & Decker, Inc.	47	7,773
		30,724

Trading Companies & Distributors – 1.8%
W.W. Grainger, Inc.	22	7,374

Total Industrials - 23.1%		95,284

Information Technology

Data Processing & Outsourced Services – 1.8%
Automatic Data Processing, Inc.	42	7,204

Total Information Technology - 1.8%		7,204

Materials

Industrial Gases – 3.7%
Air Products and Chemicals, Inc.	32	7,631
Linde plc	36	7,575
		15,206

Specialty Chemicals – 5.1%
Ecolab, Inc.	36	6,945
PPG Industries, Inc.	56	7,417
Sherwin-Williams Co. (The)	12	6,981
		21,343

Steel – 1.8%
Nucor Corp.	130	7,332

Total Materials - 10.6%		43,881

Real Estate

Retail REITs – 1.5%
Federal Realty Investment Trust	49	6,336

Total Real Estate - 1.5%		6,336

Utilities

Multi-Utilities – 1.6%
Consolidated Edison, Inc.	73	6,589

Total Utilities - 1.6%		6,589

TOTAL COMMON STOCKS – 99.8%		$411,904
(Cost: $332,023)

SHORT-TERM SECURITIES

Money Market Funds (B) - 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	57	57

TOTAL SHORT-TERM SECURITIES – 0.0%		$57
(Cost: $57)

TOTAL INVESTMENT SECURITIES – 99.8%		$411,961
(Cost: $332,080)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%	977

NET ASSETS – 100.0%	$412,938

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,531 are on loan.
(B)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$411,904	$—	$—
Short-Term Securities	57	—	—

Total	$411,961	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$332,080

Gross unrealized appreciation	85,445

Gross unrealized depreciation	(5,564)

Net unrealized appreciation	$79,881